Filed pursuant to Rule 497(e)
Registration Nos. 333-206240; 811-23084
Kayne Anderson Renewable Infrastructure Fund
(the “Fund”)

Retail Class
(Trading Symbol: KARRX)
Class I
(Trading Symbol: KARIX)

A Series of Series Portfolios Trust

July 20, 2023

Supplement to the Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”) dated April 30, 2023

This supplement makes the following amendments to disclosures in the Fund’s Summary Prospectus, Prospectus and SAI dated

Effective July 31, 2023, Preston (“P.J.”) Fielding has been added as a co-portfolio manager to the Fund. John C. (“J.C.”) Frey and Justin Campeau will continue to serve as co-portfolio managers to the Fund, and will share portfolio management duties with Mr. Fielding.

The following disclosures are hereby revised to reflect the addition of Mr. Fielding as a portfolio manager:

Summary Prospectus

The disclosure in the section “Management - Portfolio Managers” in the Fund’s Summary Prospectus and summary section of the Prospectus is hereby revised to reflect the following:

Portfolio Managers
John C. (“J.C.”) Frey, Justin Campeau, and Preston (“P.J.”) Fielding are the portfolio managers jointly responsible for the day-to-day management of the Fund. Mr. Frey and Mr. Campeau have each managed the Fund since its inception date of July 2020. Mr. Fielding has managed the Fund since July 2023.

Prospectus

The following biographical information for Mr. Fielding is hereby added under “Management of the Fund - Portfolio Managers” in the Prospectus:

Filed pursuant to Rule 497(e)
Registration Nos. 333-206240; 811-23084
Portfolio Managers
J.C. Frey, Justin Campeau, and P.J. Fielding are the portfolio managers jointly responsible for the day-to-day management of the Fund.

Preston (P.J.) Fielding is a senior research analyst and assistant portfolio manager for Kayne Anderson Capital Advisors’ liquid infrastructure strategies, where he is responsible for providing equity research and has been focused on the listed renewable infrastructure sector since 2015. Fielding has also worked on select private renewable infrastructure transactions as part of Kayne’s renewable energy infrastructure private equity business. Prior to joining the energy infrastructure group, Fielding was an associate in Kayne Anderson’s growth equity group, where he was primarily responsible for identifying and analyzing investment opportunities. Fielding also assisted with the monitoring of portfolio companies and deal execution. Fielding graduated cum laude with a B.A. in Political Science from the University of Pennsylvania.

SAI

The disclosure under “The Fund’s Investment Adviser - Portfolio Managers” is hereby revised to reflect the addition of Mr. Fielding as a co-portfolio manager to the Fund:

Portfolio Managers
J.C. Frey, Justin Campeau, and P.J. Fielding serve as Portfolio Managers for the Fund and are jointly and primarily responsible for the day-to-day management of the Fund. Information regarding other accounts managed by the portfolio managers as of December 31, 2022, is set forth below:

Preston (P.J.) Fielding(1)

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	3	$321.67	0	$0
Other Accounts	1	$55.3	0	$0

(1) Assets and amounts for Mr. Fielding are as of June 30, 2023.

In addition, the section “The Fund’s Investment Adviser - Ownership of Shares” is hereby revised to include the following:

Filed pursuant to Rule 497(e)
Registration Nos. 333-206240; 811-23084
The following table sets forth the dollar range of equity securities of the Fund beneficially owned by the portfolio managers as of December 31, 2022.

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned

John C. (“J.C.”) Frey	Over $1,000,000

Justin Campeau	$100,001- $500,000

Preston (P.J.) Fielding(1)	$100,001- $500,000
(1) Assets and amounts for Mr. Fielding are as of June 30, 2023.

* * * * * * *

Please retain this supplement with your Summary Prospectus, Prospectus and Statement of Additional Information